Taxes - Schedule of Income Tax Credit (Details)	6 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Schedule of Income Tax Provision [Abstract]
Current	$ 16,898	$ 2,171	$ 11,861
Deferred	(451,514)	(58,011)	(82,050)
Total provision for income taxes	$ (434,616)	$ (55,840)	$ (70,189)